INCOME TAX CREDIT/(EXPENSE) (Details Narrative) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Remaining tax losses carried forward	$ 31,040,867	$ 28,539,512	$ 25,275,328
Tax effect of tax losses	19,572	7,427
Total unused tax losses	31,040,867	28,539,511	25,275,328
Unrecognized tax losses with benefits	31,040,867	28,539,511	25,275,328
Unrecognized temporary differences associated with the group's investments in subsidiaries	0
UNITED STATES
IfrsStatementLineItems [Line Items]
Remaining tax losses carried forward	$ 6,006,091	6,568,458	5,950,299
Expiration period limitation on carry forward net operating losses	20 years
Subsidiaries United States [member]
IfrsStatementLineItems [Line Items]
Remaining tax losses carried forward	$ 6,006,091	6,568,458	5,950,299
Subsidiaries Australia [member]
IfrsStatementLineItems [Line Items]
Remaining tax losses carried forward	24,675,913	21,897,732	19,020,914
Subsidiaries Malta [member]
IfrsStatementLineItems [Line Items]
Remaining tax losses carried forward	$ 339,290	$ 65,895	$ 304,115